Gold and Silver Bullion and Stream Inventory - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Gold and Silver Bullion and Stream Inventory
Cost of gold and silver bullion from royalties received in kind	$ 104.9	$ 4.8	$ 128.0	$ 14.1
Gross proceeds from sale of gold and silver	147.1	5.9	177.3	16.6
Gain on sale of gold and silver bullion	$ 42.2	$ 1.1	$ 49.3	$ 2.5